Investor A C And Institutional [Member] Expense Example, No Redemption - Investor A C and Institutional - BlackRock California Municipal Opportunities Fund - Investor C	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	818
Expense Example, No Redemption, 10 Years	$ 1,591